Offerings	Aug. 02, 2024 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true	[1]
Security Type	Debt
Security Class Title	4.750% Senior Notes due 2030
Amount Registered | shares	850,000,000
Proposed Maximum Offering Price per Unit	0.99771
Maximum Aggregate Offering Price	$ 848,053,500
Fee Rate	0.01476%
Amount of Registration Fee	$ 125,172.7
Offering Note
(1)	The prospectus supplement to which this Exhibit is attached is a final prospectus for the related offering. The maximum aggregate amount of that offering is $1,750,000,000.

Offering: 2
Offering:
Fee Previously Paid	true
Rule 457(r)	true	[1]
Security Type	Debt
Security Class Title	5.150% Senior Notes due 2034
Amount Registered | shares	900,000,000
Proposed Maximum Offering Price per Unit	0.99814
Maximum Aggregate Offering Price	$ 898,326,000
Fee Rate	0.01476%
Amount of Registration Fee	$ 132,592.92
Offering Note
(1)	The prospectus supplement to which this Exhibit is attached is a final prospectus for the related offering. The maximum aggregate amount of that offering is $1,750,000,000.

[1]	The prospectus supplement to which this Exhibit is attached is a final prospectus for the related offering. The maximum aggregate amount of that offering is $1,750,000,000.